Vanguard® S&P Small-Cap 600 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (4.0%)
*	Lumen Technologies Inc.	3,259,783	35,825
	Match Group Inc.	815,360	29,459
*	Madison Square Garden Sports Corp.	62,086	23,238
	Versant Media Group Inc.	502,171	21,664
	Iridium Communications Inc.	362,589	18,775
	Telephone & Data Systems Inc.	339,202	13,266
*	Sphere Entertainment Co.	92,075	12,750
*	IAC Inc.	224,957	10,098
	Cinemark Holdings Inc.	357,024	9,997
*	Cargurus Inc. Class A	280,819	8,385
	Uniti Group Inc.	619,845	6,955
*	Ziff Davis Inc.	136,306	6,143
	John Wiley & Sons Inc. Class A	138,985	5,848
*	Yelp Inc. Class A	202,407	4,615
*	DoubleVerify Holdings Inc.	463,100	4,492
*	TripAdvisor Inc.	395,814	4,425
*	ZoomInfo Technologies Inc. Class A	932,364	3,105
	Cogent Communications Holdings Inc.	163,721	2,908
	Scholastic Corp.	69,774	2,826
	Shenandoah Telecommunications Co.	156,980	2,504
*	QuinStreet Inc.	196,530	2,461
	Shutterstock Inc.	84,125	1,253
*	Gogo Inc.	270,481	1,236
*	Cable One Inc.	16,082	845
			233,073
Consumer Discretionary (13.1%)
	LKQ Corp.	884,201	23,980
*	Etsy Inc.	341,001	23,161
*	CarMax Inc.	489,838	21,857
*	Brinker International Inc.	150,443	21,420
*	Caesars Entertainment Inc.	705,112	20,484
*	Mohawk Industries Inc.	179,334	19,264
*	Boot Barn Holdings Inc.	105,053	17,845
*	Life Time Group Holdings Inc.	525,528	17,384
	Installed Building Products Inc.	78,203	16,421
*	Frontdoor Inc.	249,011	15,456
*	Victoria's Secret & Co.	277,127	15,242
	Meritage Homes Corp.	230,588	15,044
*	Laureate Education Inc.	463,163	14,817
*	Cavco Industries Inc.	26,838	14,399
*	Champion Homes Inc.	191,238	14,081
*	Covista Inc.	119,155	14,036
	Dana Inc.	387,984	13,739
	ADT Inc.	2,015,294	13,523
*	Urban Outfitters Inc.	186,074	13,518
*	Stride Inc.	145,037	13,399
	Group 1 Automotive Inc.	40,790	12,904
	Kontoor Brands Inc.	176,655	12,679
*	Asbury Automotive Group Inc.	67,212	12,616
	Advance Auto Parts Inc.	207,342	12,490
	Signet Jewelers Ltd.	140,535	12,281
*	Bright Horizons Family Solutions Inc.	195,356	12,233
	Academy Sports & Outdoors Inc.	230,321	12,161
*	Dorman Products Inc.	96,068	11,905
*	M/I Homes Inc.	90,225	11,875
	Steven Madden Ltd.	250,793	10,894
*	Versigent plc	245,139	10,816
	Cheesecake Factory Inc.	158,382	10,460
	Patrick Industries Inc.	114,968	10,407
	Phinia Inc.	130,860	10,110
	Red Rock Resorts Inc. Class A	167,555	9,782
	LCI Industries	83,668	9,121

		Shares	Market Value ($000)
*	Peloton Interactive Inc. Class A	1,412,891	9,043
*	Shake Shack Inc. Class A	138,863	8,930
	American Eagle Outfitters Inc.	543,811	8,592
	Acushnet Holdings Corp.	95,410	8,470
	OneSpaWorld Holdings Ltd.	352,724	8,377
*	Penn Entertainment Inc.	440,556	8,296
	Marriott Vacations Worldwide Corp.	95,799	8,131
*	Callaway Golf Co.	483,432	7,445
*	Six Flags Entertainment Corp.	350,718	7,369
*	Green Brick Partners Inc.	105,391	7,089
	Perdoceo Education Corp.	209,087	6,770
*	Sonos Inc.	417,302	6,585
*	Universal Technical Institute Inc.	174,628	6,533
*	Adient plc	270,462	6,183
	Strategic Education Inc.	80,405	6,171
	Kohl's Corp.	386,647	5,552
*	Dauch Corp.	813,743	5,403
	La-Z-Boy Inc.	142,529	5,356
	Monarch Casino & Resort Inc.	41,991	5,050
	Wolverine World Wide Inc.	283,741	4,980
	Newell Brands Inc.	1,444,459	4,911
	Carter's Inc.	126,210	4,870
	Leggett & Platt Inc.	469,285	4,820
	Buckle Inc.	103,756	4,759
	Century Communities Inc.	87,136	4,603
*	National Vision Holdings Inc.	273,168	4,576
*	Sally Beauty Holdings Inc.	335,720	4,458
	Sonic Automotive Inc. Class A	51,333	4,241
[1]	Wendy's Co.	547,577	4,216
	G-III Apparel Group Ltd.	128,355	4,150
*	XPEL Inc.	87,074	3,981
	Papa John's International Inc.	113,360	3,878
	Winmark Corp.	10,208	3,864
*	Under Armour Inc. Class A	644,513	3,783
*	United Parks & Resorts Inc.	94,244	3,782
*	Gentherm Inc.	105,274	3,652
	Upbound Group Inc.	179,980	3,457
*	BJ's Restaurants Inc.	72,968	3,433
*	LGI Homes Inc.	70,065	3,350
*	Pursuit Attractions & Hospitality Inc.	74,198	3,322
	Winnebago Industries Inc.	97,341	2,890
	Matthews International Corp. Class A	107,361	2,849
	Standard Motor Products Inc.	72,062	2,824
	Cracker Barrel Old Country Store Inc.	76,997	2,604
*	Fox Factory Holding Corp.	143,838	2,595
*	Under Armour Inc. Class C	421,429	2,415
*	Sabre Corp.	1,359,361	2,392
*	MarineMax Inc.	66,819	2,301
	Oxford Industries Inc.	48,133	2,148
	Monro Inc.	104,588	1,720
	Ethan Allen Interiors Inc.	80,632	1,663
*	Dream Finders Homes Inc. Class A	100,039	1,547
			772,183
Consumer Staples (2.7%)
	Lamb Weston Holdings Inc.	479,749	20,716
	PriceSmart Inc.	87,189	14,821
	Cal-Maine Foods Inc.	154,535	11,547
*	Vita Coco Co. Inc.	151,466	11,380
*	United Natural Foods Inc.	210,466	10,807
*	Chefs' Warehouse Inc.	125,044	9,571
	WD-40 Co.	46,565	9,312
*	Freshpet Inc.	168,332	8,686
	Andersons Inc.	116,232	8,205
*	Central Garden & Pet Co. Class A	177,048	6,043
	Interparfums Inc.	63,074	5,952
	Flowers Foods Inc.	730,602	5,582
	Universal Corp.	86,297	4,476
	Reynolds Consumer Products Inc.	189,234	4,101
	J & J Snack Foods Corp.	52,579	4,002

		Shares	Market Value ($000)
	Energizer Holdings Inc.	210,668	3,838
	Fresh Del Monte Produce Inc.	113,926	3,662
*	Simply Good Foods Co.	294,551	3,393
*	National Beverage Corp.	80,847	2,990
*	Grocery Outlet Holding Corp.	338,133	2,877
	Edgewell Personal Care Co.	160,997	2,821
	Tootsie Roll Industries Inc.	69,854	2,634
	John B Sanfilippo & Son Inc.	31,254	2,341
*,1	Vital Farms Inc.	129,468	1,296
*	Central Garden & Pet Co.	27,469	1,057
			162,110
Energy (5.5%)
	SM Energy Co.	781,914	24,013
	Kodiak Gas Services Inc.	322,533	21,561
	Archrock Inc.	605,880	20,291
	Noble Corp. plc	434,514	20,196
	Magnolia Oil & Gas Corp. Class A	624,662	17,091
	Liberty Energy Inc. Class A	559,686	16,376
	California Resources Corp.	271,407	16,092
	Core Natural Resources Inc.	176,939	15,649
	Cactus Inc. Class A	237,608	13,791
	Patterson-UTI Energy Inc.	1,192,201	13,365
*	Oceaneering International Inc.	344,712	13,178
	Helmerich & Payne Inc.	344,560	13,145
*	Tidewater Inc.	159,397	11,714
	Peabody Energy Corp.	420,054	11,362
	International Seaways Inc.	140,060	10,811
*	Par Pacific Holdings Inc.	173,851	9,763
	Crescent Energy Co. Class A	840,146	9,712
	Northern Oil & Gas Inc.	360,284	7,843
	Kinetik Holdings Inc. Class A	157,290	7,228
*	Talos Energy Inc.	434,067	6,368
	World Kinect Corp.	191,487	5,517
	Dorian LPG Ltd.	126,643	5,094
*	REX American Resources Corp.	98,101	4,587
	Atlas Energy Solutions Inc.	266,222	4,443
*	Helix Energy Solutions Group Inc.	473,619	4,428
*	Comstock Resources Inc.	273,772	3,649
	Bristow Group Inc. Class A	86,984	3,622
*	Innovex International Inc.	133,556	3,567
	CVR Energy Inc.	104,236	3,463
	Core Laboratories Inc.	160,459	2,194
	RPC Inc.	306,255	2,027
			322,140
Financials (17.8%)
*	StoneX Group Inc.	241,955	27,426
	Jackson Financial Inc. Class A	244,663	25,227
	Lincoln National Corp.	584,017	20,610
	Ameris Bancorp	221,743	18,695
	Atlantic Union Bankshares Corp.	489,747	18,424
	Piper Sandler Cos.	233,535	18,311
	HA Sustainable Infrastructure Capital Inc.	440,945	18,079
	Rithm Capital Corp.	1,919,263	17,888
	Moelis & Co. Class A	255,563	17,197
*	Axos Financial Inc.	195,752	17,013
	MarketAxess Holdings Inc.	128,407	16,698
	Radian Group Inc.	467,961	15,981
	Fulton Financial Corp.	660,881	14,334
	Victory Capital Holdings Inc. Class A	163,853	13,854
	Virtu Financial Inc. Class A	275,462	13,814
*	Enova International Inc.	85,391	13,791
	United Community Banks Inc.	417,041	13,741
	Bread Financial Holdings Inc.	152,473	13,581
	ServisFirst Bancshares Inc.	173,822	13,556
	Independent Bank Corp.	171,111	13,531
	Cathay General Bancorp	231,914	13,372
	Renasant Corp.	327,321	13,328
	WSFS Financial Corp.	184,364	13,173
	BGC Group Inc. Class A	1,253,366	13,098

		Shares	Market Value ($000)
	First Bancorp	538,160	12,905
	PJT Partners Inc. Class A	84,060	12,853
	StepStone Group Inc. Class A	254,811	12,565
	BankUnited Inc.	256,393	11,894
*	Remitly Global Inc.	592,747	11,867
*	Genworth Financial Inc. Class A	1,381,412	11,825
	CVB Financial Corp.	575,914	11,726
	Community Financial System Inc.	182,178	11,594
	First Hawaiian Inc.	423,638	11,430
*	NCR Atleos Corp.	255,508	11,396
	Assured Guaranty Ltd.	149,463	11,092
	First Financial Bancorp	357,777	11,005
*	Dave Inc.	38,389	10,847
	First Interstate BancSystem Inc. Class A	303,810	10,816
	Simmons First National Corp. Class A	500,689	10,740
	Bank of Hawaii Corp.	137,308	10,518
	Seacoast Banking Corp. of Florida	334,510	10,139
	Blackstone Mortgage Trust Inc. Class A	547,537	10,009
	Provident Financial Services Inc.	450,827	10,004
*	Palomar Holdings Inc.	91,441	9,788
	Park National Corp.	55,495	9,521
*	NMI Holdings Inc. Class A	262,536	9,425
	WaFd Inc.	261,823	9,310
	Artisan Partners Asset Management Inc. Class A	243,048	9,100
	Mercury General Corp.	91,746	8,994
	Trustmark Corp.	203,599	8,991
	Banc of California Inc.	464,301	8,924
	Western Union Co.	1,096,220	8,912
	First Bancorp (XNGS)	143,491	8,442
	Beacon Financial Corp.	289,416	8,419
	NBT Bancorp Inc.	180,974	8,368
*	Customers Bancorp Inc.	109,779	8,249
*	Bancorp Inc.	146,564	8,084
	BancFirst Corp.	71,741	7,912
*	SiriusPoint Ltd.	359,621	7,678
	Banner Corp.	117,941	7,666
	WisdomTree Inc.	397,417	7,571
	FB Financial Corp.	139,624	7,357
	Northwest Bancshares Inc.	505,286	7,150
*	Sezzle Inc.	58,931	6,963
	OFG Bancorp	149,501	6,811
	Stewart Information Services Corp.	104,280	6,776
	First Commonwealth Financial Corp.	354,196	6,708
	Cohen & Steers Inc.	95,202	6,645
	ARMOUR Residential REIT Inc.	386,713	6,632
	Acadian Asset Management Inc.	91,248	6,598
	National Bank Holdings Corp. Class A	155,480	6,504
	Horace Mann Educators Corp.	140,482	6,424
*	EZCORP Inc. Class A	202,989	6,341
	Pathward Financial Inc.	75,116	6,178
	City Holding Co.	49,693	6,177
*	Encore Capital Group Inc.	76,965	6,152
	Walker & Dunlop Inc.	117,746	5,910
	Stellar Bancorp Inc.	157,571	5,884
	Ellington Financial Inc.	429,930	5,834
	S&T Bancorp Inc.	128,945	5,814
	HCI Group Inc.	37,028	5,705
*	Triumph Financial Inc.	77,924	5,552
	Hope Bancorp Inc.	442,404	5,548
	Hilltop Holdings Inc.	144,417	5,447
	EVERTEC Inc.	221,257	5,414
	Dime Community Bancshares Inc.	141,339	5,289
	Lakeland Financial Corp.	86,972	5,273
*	Payoneer Global Inc.	997,855	5,189
	PROG Holdings Inc.	136,951	5,036
	Kemper Corp.	202,311	4,991
	Apollo Commercial Real Estate Finance Inc.	454,468	4,981
	Merchants Bancorp	101,685	4,793
	Westamerica Bancorp	85,262	4,731
	Two Harbors Investment Corp.	362,555	4,470

		Shares	Market Value ($000)
*	ProAssurance Corp.	177,971	4,269
	Enact Holdings Inc.	99,970	4,178
	Heritage Financial Corp.	142,207	3,875
[1]	Arbor Realty Trust Inc.	673,657	3,874
	Tompkins Financial Corp.	43,619	3,758
	Preferred Bank	39,158	3,752
*	Donnelley Financial Solutions Inc.	91,729	3,641
	Safety Insurance Group Inc.	51,508	3,614
	F&G Annuities & Life Inc.	130,069	3,605
	Employers Holdings Inc.	77,626	3,377
	United Fire Group Inc.	75,875	3,364
	TrustCo Bank Corp.	62,204	3,223
	Capitol Federal Financial Inc.	412,419	3,204
	Southside Bancshares Inc.	96,180	3,151
	PennyMac Mortgage Investment Trust	300,712	3,145
	Virtus Investment Partners Inc.	21,903	3,133
	Central Pacific Financial Corp.	91,064	3,129
	Hanmi Financial Corp.	102,288	3,081
*	Goosehead Insurance Inc. Class A	86,090	2,961
	Adamas Trust Inc.	289,786	2,666
	Eagle Bancorp Inc.	95,312	2,601
*	Trupanion Inc.	116,649	2,545
	Franklin BSP Realty Trust Inc.	281,151	2,438
	Redwood Trust Inc.	433,587	2,350
*	PRA Group Inc.	133,990	2,045
	AMERISAFE Inc.	64,889	1,989
	Navient Corp.	227,812	1,950
*	World Acceptance Corp.	9,924	1,638
			1,047,134
Health Care (10.9%)
*	Molina Healthcare Inc.	177,904	30,884
*	BrightSpring Health Services Inc.	457,297	28,206
*	Krystal Biotech Inc.	89,158	27,552
*	Corcept Therapeutics Inc.	323,414	22,474
*	Alkermes plc	494,427	20,860
*	Glaukos Corp.	198,420	20,507
*	PTC Therapeutics Inc.	277,364	20,483
*	Protagonist Therapeutics Inc.	203,013	20,212
	Teleflex Inc.	152,671	19,640
*	TG Therapeutics Inc.	469,664	17,819
*	Ligand Pharmaceuticals Inc.	67,954	15,763
*	Indivior Pharmaceuticals Inc.	431,108	15,529
*	RadNet Inc.	240,377	13,348
*	Merit Medical Systems Inc.	204,635	12,904
*	Veracyte Inc.	273,032	12,652
*	Catalyst Pharmaceuticals Inc.	399,135	12,465
	Organon & Co.	898,882	11,991
*	ICU Medical Inc.	85,288	11,547
*	Integer Holdings Corp.	120,917	10,808
	Concentra Group Holdings Parent Inc.	411,593	10,236
*	ACADIA Pharmaceuticals Inc.	433,131	9,382
*	Supernus Pharmaceuticals Inc.	198,409	9,163
*	Privia Health Group Inc.	399,907	8,602
*	Alignment Healthcare Inc.	553,821	8,485
*	TransMedics Group Inc.	118,230	7,945
	National HealthCare Corp.	42,941	7,919
*	Waystar Holding Corp.	396,997	7,904
*	Prestige Consumer Healthcare Inc.	163,414	7,767
*	Amneal Pharmaceuticals Inc.	587,289	7,735
*	Arcus Biosciences Inc.	293,155	7,429
*	Acadia Healthcare Co. Inc.	319,304	7,408
*	Progyny Inc.	277,124	7,083
*	Omnicell Inc.	155,122	6,847
	LeMaitre Vascular Inc.	71,988	6,814
*	Neogen Corp.	751,142	6,738
*	CorVel Corp.	107,708	6,651
*	ADMA Biologics Inc.	820,837	6,550
*	Sarepta Therapeutics Inc.	362,297	6,474
	Select Medical Holdings Corp.	380,718	6,282

		Shares	Market Value ($000)
*	Pediatrix Medical Group Inc.	290,886	6,266
*	LifeStance Health Group Inc.	777,557	5,995
*	UFP Technologies Inc.	26,646	5,865
*	Vericel Corp.	174,555	5,818
*	Addus HomeCare Corp.	63,085	5,784
*	Astrana Health Inc.	148,804	5,598
	Perrigo Co. plc	474,779	5,246
*	Innoviva Inc.	244,877	5,245
*	STAAR Surgical Co.	171,357	5,122
*	Fortrea Holdings Inc.	319,934	4,924
*	ANI Pharmaceuticals Inc.	62,259	4,888
*	NeoGenomics Inc.	447,356	4,706
*	Enovis Corp.	197,100	4,470
*	Harmony Biosciences Holdings Inc.	137,499	4,344
*	Tandem Diabetes Care Inc.	234,119	4,027
*	Avanos Medical Inc.	160,569	3,982
*	AMN Healthcare Services Inc.	132,826	3,848
	CONMED Corp.	107,200	3,827
*	AdaptHealth Corp. Class A	371,207	3,760
*	Inspire Medical Systems Inc.	89,943	3,720
*	Vir Biotechnology Inc.	389,984	3,720
*	Integra LifeSciences Holdings Corp.	231,366	3,711
*	Collegium Pharmaceutical Inc.	109,296	3,673
	US Physical Therapy Inc.	52,516	3,375
*	BioLife Solutions Inc.	134,582	3,354
*	Pacira BioSciences Inc.	141,920	3,295
*	Azenta Inc.	141,239	3,232
*	Artivion Inc.	145,492	3,228
*	QuidelOrtho Corp.	234,043	3,047
*	Schrodinger Inc.	193,138	2,936
*	Xencor Inc.	246,217	2,925
*	Certara Inc.	411,381	2,394
*	Amphastar Pharmaceuticals Inc.	121,909	2,298
	Phibro Animal Health Corp. Class A	71,076	2,188
	HealthStream Inc.	81,494	2,035
*	Cytek Biosciences Inc.	383,093	1,605
	Embecta Corp.	206,314	697
			644,206
Industrials (17.0%)
	Argan Inc.	47,925	31,967
	Powell Industries Inc.	98,152	27,916
*	Everus Construction Group Inc.	176,218	26,216
	ESCO Technologies Inc.	89,452	26,111
*	MYR Group Inc.	53,626	24,939
	JBT Marel Corp.	179,531	24,127
	Zurn Elkay Water Solutions Corp.	512,714	24,098
	Paycom Software Inc.	168,810	23,578
	Armstrong World Industries Inc.	148,955	23,520
	Primoris Services Corp.	186,671	23,479
*	Gates Industrial Corp. plc	876,896	22,729
	Federal Signal Corp.	210,048	22,412
	Enpro Inc.	72,771	22,340
	Arcosa Inc.	169,433	21,476
	Granite Construction Inc.	150,262	20,562
*	Mercury Systems Inc.	182,470	20,382
	Matson Inc.	107,725	19,531
*	Lyft Inc. Class A	1,375,273	19,405
	VSE Corp.	99,472	18,417
*	Casella Waste Systems Inc. Class A	215,903	17,741
	WillScot Holdings Corp.	628,250	16,165
	CSW Industrials Inc.	56,873	15,752
*	AAR Corp.	134,794	15,181
*	Resideo Technologies Inc.	476,358	14,896
	Rush Enterprises Inc. Class A	209,379	14,516
*	RXO Inc.	567,269	14,511
*	OPENLANE Inc.	366,743	13,973
	AZZ Inc.	103,053	13,965
	Mueller Water Products Inc. Class A	539,718	13,606
*	Sunrun Inc.	801,590	13,403

		Shares	Market Value ($000)
	UniFirst Corp.	50,122	13,303
	Atmus Filtration Technologies Inc.	281,903	13,187
	Franklin Electric Co. Inc.	132,092	12,995
	Brady Corp. Class A	150,927	12,992
	Kadant Inc.	40,686	12,986
	Korn Ferry	180,256	12,614
*	Amentum Holdings Inc.	531,449	12,346
	Griffon Corp.	135,076	11,884
*	SkyWest Inc.	138,534	11,865
	Standex International Corp.	41,856	11,595
*	GEO Group Inc.	472,700	10,716
	ArcBest Corp.	77,206	10,553
	Robert Half Inc.	342,808	10,092
*	Hayward Holdings Inc.	688,765	9,718
	Trinity Industries Inc.	277,467	9,001
	Boise Cascade Co.	128,069	8,929
	Hub Group Inc. Class A	209,152	8,688
	Kennametal Inc.	263,158	8,632
	Werner Enterprises Inc.	206,635	8,577
	Pitney Bowes Inc.	512,203	8,246
*	DNOW Inc.	642,661	8,220
	ABM Industries Inc.	202,719	7,918
	HNI Corp.	239,687	7,476
*	CoreCivic Inc.	345,383	7,281
*	Allegiant Travel Co.	75,542	6,920
	Albany International Corp. Class A	99,222	6,419
*	DXP Enterprises Inc.	43,824	6,357
*	Proto Labs Inc.	81,698	6,189
	Worthington Enterprises Inc.	107,712	6,115
	Enerpac Tool Group Corp. Class A	182,466	6,111
	Schneider National Inc. Class B	172,174	6,085
*	Masterbrand Inc.	698,570	6,064
	Interface Inc. Class A	201,377	5,961
	Alamo Group Inc.	37,243	5,613
*	JetBlue Airways Corp.	1,022,646	5,594
	Tennant Co.	62,463	5,379
	ManpowerGroup Inc.	159,888	5,057
	Greenbrier Cos. Inc.	107,027	5,042
*	Vestis Corp.	388,378	5,018
*	Healthcare Services Group Inc.	242,716	5,000
	Insperity Inc.	123,965	4,273
*	Upwork Inc.	452,161	3,988
	Astec Industries Inc.	79,114	3,984
*	Gibraltar Industries Inc.	102,375	3,957
	Lindsay Corp.	36,171	3,953
	Millerknoll Inc.	235,827	3,816
	Deluxe Corp.	155,596	3,779
	Marten Transport Ltd.	199,909	3,446
*	Liquidity Services Inc.	81,414	2,948
	Quanex Building Products Corp.	158,242	2,945
	Apogee Enterprises Inc.	74,192	2,850
*	Legalzoom.com Inc.	397,489	2,500
*	Verra Mobility Corp. Class A	553,284	2,495
	Heartland Express Inc.	157,465	2,360
*,1	Hertz Global Holdings Inc.	429,499	2,319
	National Presto Industries Inc.	18,241	2,309
	Insteel Industries Inc.	67,577	1,858
*	Forward Air Corp.	77,286	818
			1,004,250
Information Technology (15.7%)
*	Sanmina Corp.	188,629	48,993
*	Semtech Corp.	319,685	48,765
*	Viavi Solutions Inc.	799,363	38,817
*	Viasat Inc.	469,243	37,830
*	FormFactor Inc.	267,782	33,363
*	Enphase Energy Inc.	452,060	30,903
*	Qorvo Inc.	291,407	30,178
*	MaxLinear Inc. Class A	280,727	26,088
*	Plexus Corp.	92,517	24,828

		Shares	Market Value ($000)
	Ralliant Corp.	389,679	24,109
	Vishay Intertechnology Inc.	426,585	22,204
*	MARA Holdings Inc.	1,306,418	18,786
	Kulicke & Soffa Industries Inc.	180,745	18,416
	Clear Secure Inc. Class A	306,265	16,982
*	Diodes Inc.	158,451	16,688
*	Cleanspark Inc.	883,596	16,161
	Power Integrations Inc.	191,731	16,105
*	Axcelis Technologies Inc.	106,025	15,947
*	ACM Research Inc. Class A	183,915	15,920
*	SolarEdge Technologies Inc.	206,579	15,772
*	ACI Worldwide Inc.	355,852	15,540
*	Mirion Technologies Inc. Class A	844,618	15,440
*	Impinj Inc.	92,871	14,024
*	Ultra Clean Holdings Inc.	156,626	13,402
*	Box Inc. Class A	495,334	13,354
*	Itron Inc.	158,400	13,065
	Badger Meter Inc.	101,916	12,627
*	Extreme Networks Inc.	463,752	12,294
*	Veeco Instruments Inc.	208,516	12,019
*	OSI Systems Inc.	53,541	11,605
*,1	Life360 Inc.	271,014	11,515
*	Insight Enterprises Inc.	106,957	11,378
	RingCentral Inc. Class A	262,126	11,353
*	Knowles Corp.	293,143	10,966
*	Teradata Corp.	321,897	10,961
	Benchmark Electronics Inc.	123,339	10,417
*	Q2 Holdings Inc.	215,420	10,200
	Adeia Inc.	377,950	10,099
*	Diebold Nixdorf Inc.	121,639	9,870
*	NetScout Systems Inc.	236,808	9,856
*	Penguin Solutions Inc.	165,498	9,240
*	Digi International Inc.	129,745	8,667
*	Ichor Holdings Ltd.	119,159	8,522
*	Cohu Inc.	161,508	8,520
*	Calix Inc.	208,585	8,291
*	Rogers Corp.	57,866	8,189
*	LiveRamp Holdings Inc.	217,646	8,175
*	Alarm.com Holdings Inc.	172,456	7,780
*	Agilysys Inc.	88,245	7,639
	A10 Networks Inc.	247,359	7,455
	ePlus Inc.	90,483	7,428
*	SPS Commerce Inc.	130,385	7,399
*	Photronics Inc.	203,781	6,592
	CTS Corp.	100,267	6,438
*	PDF Solutions Inc.	126,928	6,198
*	Harmonic Inc.	386,961	5,847
*	DXC Technology Co.	586,773	5,815
*	BlackLine Inc.	172,238	5,064
*	Arlo Technologies Inc.	367,116	4,897
*	Progress Software Corp.	145,810	4,787
	Napco Security Technologies Inc.	123,417	4,632
*	Alpha & Omega Semiconductor Ltd.	85,320	3,869
*	NCR Voyix Corp.	478,112	3,438
*	Everforth Inc.	147,458	3,344
*	ScanSource Inc.	68,158	3,154
	PC Connection Inc.	39,151	2,725
*	Sprinklr Inc. Class A	425,067	2,372
*	Corsair Gaming Inc.	160,884	1,953
*	Grid Dynamics Holdings Inc.	230,170	1,657
*	N-able Inc.	259,189	959
			927,886
Materials (4.7%)
	Element Solutions Inc.	785,862	33,344
	Eastman Chemical Co.	394,154	29,904
	Celanese Corp.	378,289	20,098
	Balchem Corp.	111,853	17,531
	Warrior Met Coal Inc.	181,539	17,163
	Sensient Technologies Corp.	146,725	16,705

		Shares	Market Value ($000)
	Materion Corp.	71,588	15,752
*	Century Aluminum Co.	183,820	12,127
	HB Fuller Co.	187,540	12,017
	Chemours Co.	517,802	11,474
	Hawkins Inc.	72,202	11,175
	Kaiser Aluminum Corp.	55,428	10,090
*	Ingevity Corp.	124,177	8,422
	Minerals Technologies Inc.	107,714	8,296
*	Alpha Metallurgical Resources Inc.	37,321	7,426
	Innospec Inc.	85,684	7,107
	Quaker Chemical Corp.	47,363	6,798
	FMC Corp.	430,864	5,886
	Worthington Steel Inc.	112,557	4,749
*	O-I Glass Inc.	527,968	4,620
	Sylvamo Corp.	114,625	4,501
	Stepan Co.	74,267	3,925
	Koppers Holdings Inc.	67,700	2,762
*	Metallus Inc.	123,482	2,426
			274,298
Real Estate (6.3%)
	Ryman Hospitality Properties Inc.	217,666	25,060
	Terreno Realty Corp.	359,919	23,643
	Essential Properties Realty Trust Inc.	725,060	22,172
	Macerich Co.	951,262	21,422
	Phillips Edison & Co. Inc.	434,525	17,446
	Outfront Media Inc.	502,472	16,200
	Millrose Properties Inc.	532,225	15,019
	Tanger Inc.	397,389	14,334
	Broadstone Net Lease Inc.	654,481	13,240
	SL Green Realty Corp.	245,773	11,158
	Apple Hospitality REIT Inc.	759,448	11,156
	LXP Industrial Trust	204,089	10,539
*	Cushman & Wakefield Ltd.	801,311	9,968
	Acadia Realty Trust	452,591	9,966
	Highwoods Properties Inc.	379,354	9,901
	Urban Edge Properties	434,917	9,760
	Curbline Properties Corp.	334,650	9,748
	Four Corners Property Trust Inc.	378,924	9,435
	St. Joe Co.	137,422	8,744
[1]	Medical Properties Trust Inc.	1,706,110	8,718
	DiamondRock Hospitality Co.	704,639	7,744
	Sunstone Hotel Investors Inc.	656,397	7,102
	Douglas Emmett Inc.	578,967	6,739
	Global Net Lease Inc.	680,750	6,379
	Getty Realty Corp.	190,109	6,184
	LTC Properties Inc.	164,514	6,155
	Pebblebrook Hotel Trust	392,035	5,979
	Xenia Hotels & Resorts Inc.	328,497	5,706
	Innovative Industrial Properties Inc.	96,667	5,606
	Kennedy-Wilson Holdings Inc.	415,432	4,574
	Centerspace	57,776	3,899
	American Assets Trust Inc.	163,590	3,812
	Easterly Government Properties Inc. Class A	151,248	3,627
	JBG SMITH Properties	204,227	2,996
	Whitestone REIT	154,929	2,956
	Safehold Inc.	158,292	2,370
	Marcus & Millichap Inc.	82,102	2,319
	NexPoint Residential Trust Inc.	75,015	2,180
	Universal Health Realty Income Trust	44,438	1,842
	eXp World Holdings Inc.	309,354	1,522
	Saul Centers Inc.	42,900	1,487
			368,807
Utilities (2.1%)
	Clearway Energy Inc. Class C	412,564	16,981
	MDU Resources Group Inc.	705,844	14,879
	Otter Tail Corp.	144,953	12,562
	Avista Corp.	281,458	11,672
	American States Water Co.	133,545	10,319
	Chesapeake Utilities Corp.	81,636	10,067

			Shares	Market Value ($000)
		MGE Energy Inc.	126,126	9,522
		California Water Service Group	206,222	9,301
*		Hawaiian Electric Industries Inc.	596,851	7,938
		H2O America	129,223	7,473
		Northwest Natural Holding Co.	143,587	6,963
		Middlesex Water Co.	63,151	3,317
		Unitil Corp.	62,068	3,105
				124,099
Total Common Stocks (Cost $4,543,399)				5,880,186
Rights (0.0%)
*,2		OmniAb Inc. 12.5 Earnout	27,888	—
*,2		OmniAb Inc. 15 Earnout	27,888	—
Total Rights (Cost $—)				—
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund (Cost $18,974)	3.667%	189,786	18,977
Total Investments (100.1%) (Cost $4,562,373)				5,899,163
Other Assets and Liabilities—Net (-0.1%)				(7,797)
Net Assets (100%)				5,891,366
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,736.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $12,396 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2026	52	7,603	145

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Alkermes plc	8/31/2026	BANA	2,839	(3.620)	367	—
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,880,186	—	—	5,880,186
Rights	—	—	—	—
Temporary Cash Investments	18,977	—	—	18,977
Total	5,899,163	—	—	5,899,163

Derivative Financial Instruments
Assets
Futures Contracts[1]	145	—	—	145
Swap Contracts	—	367	—	367
Total	145	367	—	512
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.